ACCRUED EXPENSES AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2015
ACCRUED EXPENSES AND OTHER PAYABLES
Schedule of accrued expenses and other payables

	December 31,
	2014	2015
	RMB’000	RMB’000	US$’000

Payables for purchase of property and equipment	36,960	30,377	4,689
Payables for cloud infrastructure construction in process	109,351	—	—
Advance from potential buyers of part of the cloud infrastructure	225,000	—	—
Advance from customers	11,860	15,146	2,338
Other tax payables	12,740	(5,261)	(812)
Other accrued expenses	15,892	36,147	5,581

Total	411,803	76,409	11,796